AllianceBernstein National Municipal Income Fund, Inc.

Portfolio of Investments

January 31, 2026 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 167.6%
Long-Term Municipal Bonds – 167.6%
Alabama – 1.6%
County of Jefferson AL Sewer Revenue (County of Jefferson AL Sewer Revenue) Series 2024 5.25%, 10/01/2049	$2,000	$2,077,822
5.50%, 10/01/2053	2,410	2,527,704
Mobile County Industrial Development Authority (ArcelorMittal SA) Series 2024 4.75%, 12/01/2054	1,030	954,653

		5,560,179

Alaska – 0.8%
Municipality of Anchorage AK (Municipality of Anchorage AK) Series 2024-A 4.50%, 02/01/2060	3,000	2,742,575

Arizona – 3.4%
Maricopa County Industrial Development Authority (Legacy Traditional School Obligated Group) Series 2025 5.50%, 07/01/2060	1,000	992,404
Salt Verde Financial Corp. (Citigroup, Inc.) Series 2007 5.00%, 12/01/2032	1,200	1,318,095
5.00%, 12/01/2037	8,700	9,545,591

		11,856,090

Arkansas – 0.6%
Pulaski County Public Facilities Board (Baptist Health Obligated Group) Series 2014 5.00%, 12/01/2042	2,000	2,001,355

California – 20.5%
Alameda Corridor Transportation Authority (Alameda Corridor Transportation Authority) Series 2022-A 0.00%, 10/01/2050(a)	10,000	5,762,480
AG Series 2024-A Zero Coupon, 10/01/2052	6,500	1,830,098
Zero Coupon, 10/01/2053	6,000	1,603,844
California Enterprise Development Authority (Real Journey Academies Obligated Group) Series 2024-A 5.00%, 06/01/2064(b)	2,000	1,887,091
California Infrastructure & Economic Development Bank (Desertxpress Enterprises) Series 2025 12.00%, 01/01/2065(b)	1,445	1,083,750

	Principal Amount (000)	U.S. $ Value
California State University (California State University) Series 2025-2 4.63%, 11/01/2056(b) (c)	$10,000	$10,167,981
California Statewide Communities Development Authority (Enloe Medical Center Obligated Group) AG Series 2022-A 5.375%, 08/15/2057	2,000	2,047,250
California Statewide Communities Development Authority (Loma Linda University Medical Center) Series 2016-A 5.00%, 12/01/2036(b)	800	803,494
5.25%, 12/01/2056(b)	1,000	1,000,415
Golden State Connect Authority (Golden State Connect Authority) Series 2025 6.50%, 12/01/2060(b)	1,000	967,165
Long Beach Bond Finance Authority (Bank of America Corp.) Series 2007-A 5.50%, 11/15/2037	2,000	2,403,271
M-S-R Energy Authority (Citigroup, Inc.) Series 2009-A 6.50%, 11/01/2039	2,000	2,482,673
Series 2009-C 6.50%, 11/01/2039	2,000	2,482,673
San Francisco Intl Airport (San Francisco Intl Airport) Series 2025-2 5.00%, 05/01/2044(b) (c)	10,000	10,239,495
Series 2026-2 5.50%, 05/01/2055(b) (c)	20,000	21,194,734
Southern California Public Power Authority (Goldman Sachs Group) Series 2007-A 5.00%, 11/01/2033	3,335	3,743,188
Washington Township Health Care District (Washington Township Health Care District) AG Series 2023-B 4.50%, 08/01/2053	1,625	1,616,660

		71,316,262

Colorado – 3.2%
Colorado State University Research Foundation (Colorado State University System) Series 2025-A 5.50%, 03/01/2065(b)	2,000	1,966,203
Denver Health & Hospital Authority (Denver Health & Hospital Authority) Series 2025-A 6.00%, 12/01/2055	1,000	1,070,110
St. Vrain Lakes Metropolitan District No. 4 (St. Vrain Lakes Metropolitan District No. 4) Series 2024-A 0.00%, 09/20/2054(a) (b)	1,000	728,541

	Principal Amount (000)	U.S. $ Value
Town of Vail CO (Town of Vail CO COP) Series 2025 5.50%, 12/01/2064	$6,000	$6,401,576
Vail Home Partners Corp. (Vail Home Partners Corp.) Series 2025 6.00%, 10/01/2064(b)	1,000	1,019,958

		11,186,388

Connecticut – 0.3%
Connecticut State Health & Educational Facilities Authority (University of Hartford/The) Series 2019 4.00%, 07/01/2049	1,500	1,127,392

District of Columbia – 4.3%
District of Columbia (Catholic University of America) Series 2025 5.75%, 10/01/2055	2,000	2,106,501
Metropolitan Washington Airports Authority Aviation Revenue (Metropolitan Washington Airports Authority Aviation Revenue) Series 2025-2 5.50%, 10/01/2055(b) (c)	10,000	10,658,850
Washington Metropolitan Area Transit Authority Dedicated Revenue (Washington Metropolitan Area Transit Authority Dedicated Revenue Lease) Series 2025-A 5.25%, 07/15/2055	2,000	2,095,592

		14,860,943

Florida – 13.0%
Capital Trust Authority (Mason Classical Academy) Series 2024 5.00%, 06/01/2054(b)	2,750	2,553,419
County of Miami-Dade FL (County of Miami-Dade FL) Series 2021 4.00%, 07/01/2050	2,355	2,144,172
County of Miami-Dade FL Aviation Revenue (County of Miami-Dade FL Aviation Revenue) Series 2025-2 5.50%, 10/01/2055(b) (c)	10,000	10,458,148
Florida Development Finance Corp. (Brightline Trains Florida) AG Series 2024 5.25%, 07/01/2053	10,000	9,836,883
Florida Development Finance Corp. (Cornerstone Charter Academy Obligated Group) Series 2022 5.125%, 10/01/2052(b)	1,000	923,713

	Principal Amount (000)	U.S. $ Value
Florida Development Finance Corp. (Mater Academy, Inc.) Series 2022-A 4.00%, 06/15/2052	$3,250	$2,645,961
Florida Local Government Finance Commission (Ponte Vedra Pine Obligated Group) Series 2025 6.875%, 11/15/2064(b)	1,000	1,046,168
Halifax Hospital Medical Center (Halifax Hospital Medical Center Obligated Group) Series 2024 4.25%, 06/01/2054	3,000	2,698,066
Lakewood Ranch Stewardship District (Lakewood Ranch Stewardship District Series 2023 Assessment) Series 2023 6.30%, 05/01/2054	990	1,037,718
Lee County Industrial Development Authority/FL (Shell Point Obligated Group) Series 2024 5.25%, 11/15/2054	2,000	2,019,455
Series 2024-C 5.00%, 11/15/2054	2,000	1,954,083
Miami-Dade County Expressway Authority (Miami-Dade County Expressway Authority) Series 2014-A 5.00%, 07/01/2044	5,000	5,000,218
Palm Beach County Health Facilities Authority (Jupiter Medical Center Obligated Group) Series 2025 5.25%, 11/01/2055	3,000	3,030,135

		45,348,139

Georgia – 7.5%
Atlanta Development Authority (The) (City of Atlanta GA Westside Tax Allocation District Gulch Area) Series 2024 0.00%, 12/15/2048(a) (b)	2,000	1,800,692
City of Atlanta GA Department of Aviation (City of Atlanta GA Dept. of Aviation) Series 2025-2 5.50%, 07/01/2055(b) (c)	10,000	10,525,297
Municipal Electric Authority of Georgia (JEA Electric System Revenue) Series 2019 5.00%, 01/01/2049	2,000	1,982,214
Municipal Electric Authority of Georgia (Municipal Electric Authority of Georgia) Series 2019 5.00%, 01/01/2063	3,165	3,118,967
Municipal Electric Authority of Georgia (PowerSouth Energy Cooperative) Series 2023 5.50%, 07/01/2064	1,340	1,381,265

	Principal Amount (000)	U.S. $ Value
Savannah Georgia Convention Center Authority (Savannah Georgia Convention Center Authority) Series 2025 5.25%, 06/01/2061	$2,000	$1,972,108
AG Series 2025 5.00%, 06/01/2058	4,000	4,090,257
5.50%, 06/01/2050	1,230	1,311,160

		26,181,960

Hawaii – 3.1%
State of Hawaii Airports System Revenue (State of Hawaii Airports System Revenue) Series 2025-2 5.50%, 07/01/2054(b) (c)	10,000	10,629,871

Illinois – 13.0%
Chicago Board of Education (Chicago Board of Education) Series 2018-D 5.00%, 12/01/2046	5,005	4,771,943
Series 2025-C 5.50%, 12/01/2045	5,000	5,023,032
Chicago O’Hare International Airport (Chicago O’Hare Intl Airport) Series 2024-A 5.50%, 01/01/2053	2,160	2,249,124
City of Chicago IL (City of Chicago IL) Series 2025-A 6.00%, 01/01/2050	2,000	2,092,691
Eastern Illinois Economic Development Authority (City of Mattoon IL) Series 2025 7.00%, 02/15/2056	1,000	964,884
Illinois Finance Authority (Centerpoint Joliet Terminal Railroad) Series 2025 4.80%, 12/01/2043(b)	2,000	2,080,741
Illinois Finance Authority (OSF Healthcare System Obligated Group) Series 2015-A 5.00%, 11/15/2045	4,500	4,499,776
Metropolitan Pier & Exposition Authority (Metropolitan Pier & Exposition Authority) Series 2017-A 5.00%, 06/15/2057	8,755	8,540,018
State of Illinois (State of Illinois) Series 2024-B 4.25%, 05/01/2046	4,900	4,588,582
Series 2025-2 5.25%, 09/01/2049(b) (c)	10,000	10,355,624

		45,166,415

Indiana – 1.4%
Indiana Finance Authority (SFP-PUFW I LLC) Series 2024 5.25%, 07/01/2064	2,000	2,006,865

	Principal Amount (000)	U.S. $ Value
Indiana Finance Authority (University of Evansville) Series 2022 5.25%, 09/01/2057	$3,000	$2,836,925

		4,843,790

Louisiana – 6.7%
City of New Orleans LA (City of New Orleans LA) Series 2021-A 5.00%, 12/01/2046	8,000	8,171,349
5.00%, 12/01/2050	12,000	12,193,349
Louisiana Public Facilities Authority (Acadiana Renaissance Charter Academy) Series 2025 6.00%, 06/15/2059(b)	1,000	1,002,687
Louisiana Public Facilities Authority (Loyola University New Orleans) Series 2023 5.25%, 10/01/2053	2,000	1,985,800

		23,353,185

Maryland – 0.6%
Maryland Economic Development Corp. (Maryland Econ Dev Corp-Morgan View & Thurgood Marshall Student Hsg) Series 2022 6.00%, 07/01/2058	2,000	2,109,790

Massachusetts – 9.6%
Commonwealth of Massachusetts (Commonwealth of Massachusetts) Series 2025-2 5.00%, 05/01/2053(b) (c)	10,000	10,296,925
5.00%, 01/01/2054(b) (c)	11,060	11,406,459
Massachusetts Development Finance Agency (Care Communities Obligated Group) Series 2025 6.375%, 07/15/2045(b)	1,000	1,017,265
Massachusetts Development Finance Agency (CHF Merrimack, Inc.) Series 2024 5.00%, 07/01/2060(b)
Massachusetts Development Finance Agency (Emerson College) Series 2016-A 5.00%, 01/01/2047
Massachusetts Development Finance Agency (Lifespan Obligated Group) Series 2025 5.50%, 08/15/2050	2,000	2,089,059
Massachusetts Development Finance Agency (PRG Medford Properties) Series 2025 5.25%, 06/01/2065	2,000	2,050,655

		33,355,243

	Principal Amount (000)	U.S. $ Value

Michigan – 3.1%
City of Detroit MI (City of Detroit MI) Series 2020 5.50%, 04/01/2050	$1,970	$2,020,891
Series 2023-C 6.00%, 05/01/2043	2,300	2,561,294
Detroit Downtown Development Authority (Detroit Downtown Development Authority Catalyst Development Area) Series 2024 5.00%, 07/01/2048	5,335	5,508,084
Plymouth Educational Center Charter School (Plymouth Educational Center Charter School) Series 2005 5.125%, 11/01/2023(d) (e)	2,140	856,000

		10,946,269

Minnesota – 2.1%
City of Woodbury MN (Math & Science Academy/MN) Series 2025 5.50%, 06/01/2063(b)	2,000	1,846,638
Duluth Economic Development Authority (Essentia Health Obligated Group) Series 2018 5.00%, 02/15/2053	5,625	5,593,337

		7,439,975

Nebraska – 1.6%
Central Plains Energy Project (Goldman Sachs Group) Series 2017-A 5.00%, 09/01/2031	5,000	5,477,936

New Hampshire – 4.1%
National Finance Authority Affordable Housing Certificates Series 2024-1 (NFAAH 2024-1) Series 2024-1, Class A 4.15%, 10/20/2040	1,993	1,999,597
New Hampshire Business Finance Authority (ARC70 2025-1) Series 2025-1, Class A2 5.15%, 06/20/2041	1,996	2,101,520
New Hampshire Business Finance Authority (Bridgeland Water & Utility Districts 490, 491 & 158) Series 2024 5.375%, 12/15/2035(b)	741	740,739
New Hampshire Business Finance Authority (Greater Raleigh Area Christian Education) Series 2025 6.00%, 08/01/2065	1,000	994,102

	Principal Amount (000)	U.S. $ Value
New Hampshire Business Finance Authority (Lakes Fresh Water Supply District of Denton County) Series 2024 5.00%, 12/01/2028(b)	$747	$747,089
New Hampshire Business Finance Authority (NFA 2025-1) Series 2025 5.75%, 04/28/2042	2,000	2,106,484
New Hampshire Business Finance Authority (Novant Health Obligated Group) Series 2025 5.00%, 06/01/2055	2,000	1,951,879
New Hampshire Business Finance Authority (Reworld Holding Corp.) Series 2020-A 3.625%, 07/01/2043(b)	1,000	829,881
New Hampshire Business Finance Authority (Valencia Project) Series 2024 5.30%, 12/01/2032(b)	736	737,033
New Hampshire Health & Education Facilities Authority Act (Dartmouth Health Obligated Group) Series 2020-A 5.00%, 08/01/2059	2,000	2,026,659

		14,234,983

New Jersey – 0.6%
New Jersey Economic Development Authority (DRP Urban Renewal 4 LLC) Series 2025 6.625%, 01/01/2045(b)	1,000	1,037,821
New Jersey Economic Development Authority (NYNJ Link Borrower LLC) Series 2013 5.125%, 01/01/2034	1,000	1,002,024

		2,039,845

New York – 13.1%
Build NYC Resource Corp. (Zeta Charter Schools Obligated Group) Series 2025 5.375%, 10/15/2061(b)	2,000	1,937,408
City of New York NY (City of New York NY) Series 2023 4.125%, 08/01/2053	11,300	10,280,306
New York State Thruway Authority (State of New York Pers Income Tax) Series 2025 5.00%, 03/15/2055	1,000	1,031,216
New York Transportation Development Corp. (JFK Millennium Partners) Series 2024 5.50%, 12/31/2060	2,000	2,020,155
AG Series 2024 0.00%, 12/31/2054(a)	17,000	11,287,143

	Principal Amount (000)	U.S. $ Value
New York Transportation Development Corp. (JFK NTO LLC) Series 2024 5.50%, 06/30/2054	$3,745	$3,800,524
AG Series 2025 5.50%, 06/30/2059	10,000	10,377,271
Triborough Bridge & Tunnel Authority Sales Tax Revenue (Triborough Bridge & Tunnel Authority Sales Tax Revenue) Series 2023-A 4.125%, 05/15/2053	3,500	3,229,117
Ulster County Capital Resource Corp. (Woodland Pond at New Paltz) Series 2017 5.00%, 09/15/2037	490	492,637
5.25%, 09/15/2042	205	205,063
5.25%, 09/15/2047	355	332,817
5.25%, 09/15/2053	760	694,800

		45,688,457

North Carolina – 1.3%
Greater Asheville Regional Airport Authority (Greater Asheville Regional Airport Authority) AG Series 2023 5.25%, 07/01/2053	4,000	4,089,752
North Carolina Turnpike Authority (North Carolina Turnpike Authority) AG Series 2024 Zero Coupon, 01/01/2053	1,000	268,668

		4,358,420

North Dakota – 0.6%
City of Grand Forks ND (Altru Health System Obligated Group) AG Series 2023-A 5.00%, 12/01/2053	2,000	2,017,083

Ohio – 6.9%
Buckeye Tobacco Settlement Financing Authority (Buckeye Tobacco Settlement Financing Authority) Series 2020-A 4.00%, 06/01/2048	2,000	1,722,184
County of Cuyahoga OH (MetroHealth System/The) Series 2017 5.50%, 02/15/2052	4,585	4,469,899
County of Hamilton OH (UC Health Obligated Group) Series 2025-A 5.50%, 08/01/2051	5,000	5,107,127
Ohio Higher Educational Facility Commission (John Carroll University) Series 2025 5.50%, 10/01/2057	2,000	1,956,016

	Principal Amount (000)	U.S. $ Value
Worthington City School District (Worthington City School District) Series 2025-2 5.50%, 12/01/2054(b) (c)	$10,000	$10,600,381

		23,855,607

Oklahoma – 3.9%
Oklahoma Turnpike Authority (Oklahoma Turnpike Authority) Series 2023 4.50%, 01/01/2053	11,235	11,351,082
Tulsa Municipal Airport Trust Trustees/OK (American Airlines, Inc.) Series 2025 6.25%, 12/01/2040	2,000	2,247,343

		13,598,425

Oregon – 0.4%
Multnomah County School District No. 40 (Multnomah County School District No. 40) Series 2023-A Zero Coupon, 06/15/2051	5,000	1,373,005

Pennsylvania – 5.0%
Berks County Municipal Authority (The) (Tower Health Obligated Group) Series 2024 5.00%, 06/30/2039	1,000	921,440
Series 2024-A 6.00%, 06/30/2034	155	166,901
Pennsylvania Economic Development Financing Authority (Commonwealth of Pennsylvania Dept. of Transportation) AG Series 2022 5.75%, 12/31/2062	7,500	7,845,145
Pennsylvania Economic Development Financing Authority (PA Bridges Finco LP) Series 2015 5.00%, 06/30/2042	4,060	4,064,251
Pennsylvania Higher Educational Facilities Authority (University of Pennsylvania Health System Obligated Group) Series 2025 5.00%, 08/15/2055	2,000	2,047,505
5.50%, 08/15/2055	2,000	2,160,421

		17,205,663

South Carolina – 1.1%
South Carolina Jobs-Economic Development Authority (Beaufort Memorial Hospital Obligated Group) Series 2024 5.75%, 11/15/2054	2,000	2,033,357

	Principal Amount (000)	U.S. $ Value
South Carolina Public Service Authority (South Carolina Public Service Authority) Series 2022 3.00%, 12/01/2046	$1,132	$821,642
3.00%, 12/01/2049	1,566	1,077,911

		3,932,910

South Dakota – 0.2%
County of Lincoln SD (Augustana College Association/SD) Series 2021 4.00%, 08/01/2061	1,000	765,832

Tennessee – 0.9%
Shelby County Health & Educational Facilities Board (Madrone Memphis Student Housing I) Series 2024 5.00%, 06/01/2044(b)	1,000	996,816
5.25%, 06/01/2056(b)	2,050	1,972,654

		2,969,470

Texas – 20.8%
Arlington Higher Education Finance Corp. (Uplift Education) Series 2023-A 4.375%, 12/01/2058	3,000	2,852,725
Board of Managers Joint Guadalupe County-City of Seguin Hospital (Board of Managers Joint Guadalupe County-City of Seguin Hospital) Series 2015 5.00%, 12/01/2045	4,000	3,753,842
County of Smith TX (County of Smith TX) Series 2023 5.00%, 08/15/2048	7,000	7,237,124
Dallas Independent School District (Dallas Independent School District) Series 2024-2 4.00%, 02/15/2054(b) (c)	12,000	10,927,663
Greenwood Independent School District (Greenwood Independent School District) Series 2025-2 5.00%, 02/15/2049(b) (c)	10,095	10,415,682
Hidalgo County Regional Mobility Authority (Hidalgo County Regional Mobility Authority) Series 2022-A
Zero Coupon, 12/01/2044	2,420	939,360
Zero Coupon, 12/01/2045	3,360	1,199,744
Leander Independent School District (Leander Independent School District) Series 2025-2 5.00%, 08/15/2055(b) (c)	10,000	10,346,409
Melissa Independent School District (Melissa Independent School District) Series 2024-2 4.25%, 02/01/2053(b) (c)	12,780	12,230,077
New Hope Cultural Education Facilities Finance Corp. (CHF-Collegiate Housing Denton) AG Series 2018-A1 5.00%, 07/01/2038	500	508,563

	Principal Amount (000)	U.S. $ Value

Rockwall Independent School District (Rockwall Independent School District) Series 2025-2 5.00%, 02/15/2054(b) (c)	$10,000	$10,334,998

Tarrant County Cultural Education Facilities Finance Corp. (Texas Health Resources Obligated Group) Series 2025-A 5.00%, 11/15/2055	1,500	1,533,926

		72,280,113

Utah – 0.3%
Mida Mountain Village Public Infrastructure District (Mida Mountain Village Public Infrastructure District) Series 2025-1 5.75%, 06/01/2060(b)	1,000	1,012,186

Virginia – 1.3%
Henrico County Economic Development Authority (Bon Secours Mercy Health) Series 2025 5.00%, 11/01/2048	1,000	1,035,184
Powhatan County Economic Development Authority (Powhatan County Economic Development Authority) Series 2025 6.125%, 09/01/2060(b)	1,000	998,130
Virginia College Building Authority (Regent University Obligated Group) Series 2025 6.00%, 06/01/2055	2,200	2,312,197

		4,345,511

Washington – 1.1%
Grays Harbor County Public Hospital District No. 1 (Grays Harbor County Public Hospital District No. 1) Series 2023 6.875%, 12/01/2053	1,000	1,095,319
King County Public Hospital District No. 4 (King County Public Hospital District No. 4) Series 2025 7.00%, 12/01/2060	1,000	1,017,827
Washington State Housing Finance Commission (WSHFC 2021-1) Series 2021-1, Class A 3.50%, 12/20/2035	916	898,652
Washington State Housing Finance Commission (WSHFC 2023-1) Series 2023-1, Class A 3.375%, 04/20/2037	978	934,170

		3,945,968

	Principal Amount (000)	U.S. $ Value

Wisconsin – 9.6%
Wisconsin Health & Educational Facilities Authority (Hospital Sisters Services Obligated Group) Series 2025 5.50%, 08/15/2048	$2,000	$2,123,309
Wisconsin Health & Educational Facilities Authority (Sanford Obligated Group) BAM Series 2024 4.50%, 02/15/2054	3,000	2,890,707
Wisconsin Public Finance Authority (Alpha Ranch Water Control & Improvement District of Denton & Wise Counties) Series 2024 Zero Coupon, 12/15/2038(b)	2,000	931,472
Wisconsin Public Finance Authority (CFC-SA LLC) Series 2022 5.00%, 02/01/2052	8,500	8,334,042
5.00%, 02/01/2062	1,500	1,456,702
Wisconsin Public Finance Authority (Foundation Academy Charter School A NJ Nonprofit) Series 2024 5.00%, 07/01/2060(b)	1,500	1,336,693
Wisconsin Public Finance Authority (Heritage Bend Project) Series 2025 Zero Coupon, 12/15/2042(b)	2,000	620,060
Wisconsin Public Finance Authority (Montgomery County Municipal Utility District Nos 123 & 153) Series 2024 Zero Coupon, 12/15/2034(b)	1,000	591,296
Wisconsin Public Finance Authority (Pinecrest Academy of Nevada) Series 2024 4.25%, 07/15/2044(b)	1,000	905,017
4.50%, 07/15/2049(b)	1,000	882,685
4.50%, 07/15/2053(b)	1,000	864,038
Wisconsin Public Finance Authority (Prerefunded - US Treasuries) Series 2022 4.00%, 04/01/2052(b)	90	96,805
Wisconsin Public Finance Authority (Queens University of Charlotte) Series 2022 5.25%, 03/01/2047	4,000	4,016,006
Wisconsin Public Finance Authority (Southeastern Regional Medical Center Obligated Group) Series 2021 4.00%, 02/01/2037	1,505	1,377,311
Wisconsin Public Finance Authority (SR 400 Peach Partners LLC) Series 2025
5.75%, 06/30/2060	2,000	2,071,215
5.75%, 12/31/2065	2,000	2,068,215

	Principal Amount (000)	U.S. $ Value

Wisconsin Public Finance Authority (Triad Math & Science Academy) Series 2025 5.25%, 06/15/2065	$2,000	$ 1,821,780
Wisconsin Public Finance Authority (Wisconsin Public Finance Authority) 5.50%, 12/15/2038(b)	924	926,696

		33,314,049

Total Municipal Obligations (cost $579,810,958)		582,441,284

	Shares

WARRANTS – 0.0%
Industrials – 0.0%
Construction & Engineering – 0.0%
DesertXpress Enterprises LLC, expiring 12/31/2026(d) (f) (g) (cost $0)	12,014	18,021

	Principal Amount (000)
COMMERCIAL MORTGAGE-BACKED SECURITIES – 0.2%
Non-Agency Fixed Rate CMBS – 0.2%
New Hampshire Business Finance Authority Series 2025-3, Class B 4.946%, 10/20/2042 (cost $727,445)	$1,000	732,915

	Shares
SHORT-TERM INVESTMENTS – 0.3%
Investment Companies – 0.3%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 3.54%(h) (i) (j) (cost $1,007,419)	1,007,419	1,007,419

Total Investments – 168.1% (cost $581,545,822)(k)		584,199,639
Other assets less liabilities – (68.1)%		(236,683,968)

Net Assets – 100.0%		$ 347,515,671

(a)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at January 31, 2026.
(b)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At January 31, 2026, the aggregate market value of these securities amounted to $221,629,711 or 63.8% of net assets.

(c)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.
(d)	Non-income producing security.

(e)	Defaulted matured security.
(f)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(g)	Fair valued by the Adviser.
(h)	The rate shown represents the 7-day yield as of period end.
(i)	Affiliated investments.
(j)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(k)

As of January 31, 2026, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $11,932,375 and gross unrealized depreciation of investments was $(9,278,558), resulting in net unrealized appreciation of $2,653,817.

As of January 31, 2026, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 10.8% and 0.0%, respectively.

Glossary:

AG – Assured Guaranty Inc.

BAM – Build American Mutual

CHF – Collegiate Housing Foundation

CMBS – Commercial Mortgage-Backed Securities

COP – Certificate of Participation

OSF – Order of St. Francis

Alliance Bernstein National Municipal Income Fund, Inc.

January 31, 2026 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2026:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$582,441,284	$—	$582,441,284
Warrants	—	—	18,021	18,021
Commercial Mortgage-Backed Securities	—	732,915	—	732,915
Short-Term Investments	1,007,419	—	—	1,007,419

Total Investments in Securities	1,007,419	583,174,199	18,021	584,199,639
Other Financial Instruments(a)	—	—	—	—

Total	$1,007,419	$583,174,199	$18,021	$584,199,639

The Fund holds liabilities for floating rate note obligations which are not reflected in the table above. The fair value of the Fund’s liabilities for floating rate note obligations approximates their liquidation values. Floating rate note obligations are generally classified as level 2.

(a)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended January 31, 2026 is as follows:

Fund	Market Value 10/31/2025 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 01/31/2026 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$3,942	$19,823	$22,758	$1,007	$22